Organization and Operations	6 Months Ended
Jun. 30, 2019
Organization and Operations
Organization and Operations

1. Organization and Operations

GasLog Partners LP (“GasLog Partners” or the “Partnership”) was formed as a limited partnership under the laws of the Marshall Islands on January 23, 2014, as a wholly owned subsidiary of GasLog for the purpose of initially acquiring the interests in three liquefied natural gas (“LNG”) carriers (or the “Initial Fleet”) that were contributed to the Partnership by GasLog in connection with the initial public offering of its common units (the “IPO”).

On April 26, 2018, GasLog Partners acquired 100% of the ownership interests in GAS-fourteen Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Gibraltar, for an aggregate purchase price of $207,000. On November 14, 2018, GasLog Partners acquired 100% of the ownership interests in GAS-twenty seven Ltd., the entity that owns a 170,000 cbm LNG carrier, the Methane Becki Anne, for an aggregate purchase price of $207,400. On April 1, 2019, GasLog Partners acquired 100% of the ownership interests in GAS-twelve Ltd., the entity that owns a 174,000 cbm LNG carrier, the GasLog Glasgow, for an aggregate purchase price of $214,000.

The above acquisitions were accounted for as reorganizations of companies under common control. The Partnership’s historical results and net assets were retroactively restated to reflect the historical results of the acquired entities from their respective dates of incorporation by GasLog. The carrying amounts of assets and liabilities included are based on the historical carrying amounts of such assets and liabilities recognized by the subsidiaries.

As of June 30, 2019, GasLog holds a 35.0% interest in the Partnership (including 2.0% through its general partner interest). As a result of its 100% ownership of the general partner, and the fact that the general partner elects the majority of the Partnership’s directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership’s affairs and policies.

The Partnership’s principal business is the acquisition and operation of vessels in the LNG market, providing LNG transportation services on a worldwide basis primarily under multi-year charters. GasLog LNG Services Ltd. (“GasLog LNG Services” or the “Manager”), a related party and a wholly owned subsidiary of GasLog, incorporated under the laws of the Bermuda, provides technical services to the Partnership.

As of June 30, 2019, the companies listed below were 100% held by the Partnership:

	Place of	Date of			Cargo Capacity
Name	incorporation	incorporation	Principal activities	Vessel	(cbm)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Glasgow	174,000	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Shirley Elisabeth	145,000	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Heather Sally	145,000	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	Methane Becki Anne	170,000	March 2015
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—